Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	$ 81,139	$ 108,971	$ 102,884
Oil and gas properties [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	66,011	89,344	83,276
Machinery [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	12,468	16,820	16,708
Furniture and Fixtures [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	1,960	2,317	2,096
Buildings and improvements
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	700	490	804
Productive Land [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	78,479	106,164	99,984
Administrative Assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	$ 2,660	$ 2,807	$ 2,900